Stockholders' Equity (Deficit) - Stock Option Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Option awards - additional information
Weighted-average remaining contractual life of outstanding stock options		7 years 9 months 18 days
Weighted-average remaining contractual life of outstanding stock options, vested and expected to vest		7 years 9 months 18 days
Vesting period		2 years
Number of options exercisable		4,369,239
Weighted-average exercise price of exercisable options		$ 0.57
Weighted-average remaining contractual life of exercisable options		6 years 7 months 6 days
Aggregate intrinsic value of options currently exercisable		$ 11,700,000
Options exercised		121,250	18,664
Aggregate intrinsic value of options exercised		$ 123,224	$ 1,557
Remaining vesting period		7 years 9 months 18 days
Weighted average grant date fair value of the nonvested stock option awards outstanding		$ 0.62	$ 0.35
Weighted average fair value of stock options granted		1.02	$ 0.34
Weighted average grant date fair value of stock options vested (in dollars per share)		0.65
Weighted average grant date fair value of stock options exercised		0.33
Weighted average grant date fair value of the stock option awards forfeited/cancelled		$ 0.33
Performance-based vesting conditions | 2014 grants | Minimum
Option awards - additional information
Weighted-average remaining contractual life of outstanding stock options, vested and expected to vest	2 years 8 months 5 days
Remaining vesting period	2 years 8 months 5 days
Performance-based vesting conditions | 2014 grants | Maximum
Option awards - additional information
Weighted-average remaining contractual life of outstanding stock options, vested and expected to vest	3 years 2 months 5 days
Remaining vesting period	3 years 2 months 5 days
Modified Common Stock options | Performance-based vesting conditions
Option awards - additional information
Additional expense recognized upon modification	$ 245,636
Incremental compensation expense	$ 900,000
Modified Common Stock options | Performance-based vesting conditions | 2013 grants
Option awards - additional information
Weighted-average remaining contractual life of outstanding stock options, vested and expected to vest	2 years
Remaining vesting period	2 years
Modified Common Stock options | Service-based vesting conditions
Option awards - additional information
Additional expense recognized upon modification	$ 34,912